Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Prospectus Date	rr_ProspectusDate	Apr. 24, 2012
SIIT Dynamic Asset Allocation Fund (Prospectus Summary): | SIIT Dynamic Asset Allocation Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return, Heading	rr_RiskReturnHeading	Dynamic Asset Allocation Fund
Supplement Text	ck0000939934_SupplementTextBlock

SEI INSTITUTIONAL INVESTMENTS TRUST

Dynamic Asset Allocation Fund
Long Duration Corporate Bond Fund

Supplement dated July 13, 2012
to the Class A Shares Prospectus dated April 24, 2012

This supplement provides new and additional information beyond that contained in the Class A Shares Prospectus and should be read in conjunction with such Prospectus.

The Prospectus is hereby amended and supplemented to reflect the following changes in the secondary benchmark indices for the Dynamic Asset Allocation Fund and the voluntary fee waiver disclosure for the Dynamic Asset Allocation and Long Duration Corporate Bond Funds.

Change in Secondary Benchmark Indices for the Dynamic Asset Allocation Fund

Index No Deduction for Fees, Expenses, Taxes	rr_IndexNoDeductionForFeesExpensesTaxes	reflects no deduction for fees, expenses or taxes
Performance Table, Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table, Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Your actual after-tax returns will depend on your tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table, Narrative	rr_PerformanceTableNarrativeTextBlock

Under the heading "Average Annual Total Returns (for the periods ended December 31, 2011)," in the Fund Summary for the Dynamic Asset Allocation Fund, the paragraphs and performance table are hereby deleted and replaced with the following:

This table compares the Fund's average annual total returns to those of a broad-based index and the Fund's 80/10/10 Blended Benchmark, which consists of the S&P 500 Index (80%), the iBoxx $ Liquid High Yield Index (10%) and the J.P. Morgan EMBI Global Core Index (10%). The Fund's Blended Benchmark is designed to provide a useful comparison to the Fund's overall performance and more accurately reflects the Fund's investment strategy than the broad-based index.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns will depend on your tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Supplement Closing	ck0000939934_SupplementClosingTextBlock	There are no other changes in the secondary benchmark indices of the Dynamic Asset Allocation Fund. PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE SEI-F-800 (7/12)
SIIT Dynamic Asset Allocation Fund | SIIT Dynamic Asset Allocation Fund - Class A
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	SDLAX
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Return Before Taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	2.58%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	7.58%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Jul. 30, 2010
SIIT Dynamic Asset Allocation Fund | SIIT Dynamic Asset Allocation Fund - Class A | After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	1.50%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	6.48%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Jul. 30, 2010
SIIT Dynamic Asset Allocation Fund | SIIT Dynamic Asset Allocation Fund - Class A | After Taxes on Distributions and Sales
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions and Sale of Fund Shares
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	2.26%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	6.08%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Jul. 30, 2010
SIIT Dynamic Asset Allocation Fund | S&P 500 Index Return (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	S&P 500 Index Return (reflects no deduction for fees, expenses or taxes)
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	2.11%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	12.14%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Jul. 30, 2010
SIIT Dynamic Asset Allocation Fund | The Fund's Blended Benchmark Return (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	The Fund's Blended Benchmark Return (reflects no deduction for fees, expenses or taxes)
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	7.71%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	10.45%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Jul. 30, 2010